Expenses by Nature - Summary of Expenses by Nature (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Goods and services	kr 147,023	kr 119,787	kr 120,102
Employee remuneration	89,191	77,462	74,645
Amortizations and depreciations	10,142	8,458	7,978
Impairments, obsolescence allowances and revaluation	4,383	1,456	3,082
Inventory increase, net	(7,738)	(5,565)	(44)
Additions to capitalized development	(1,720)	(962)	(817)
Expenses charged to cost of sales and operating expenses	kr 241,281	kr 200,636	kr 204,946